Equity Investments, Income Statement (Details) (USD $) In Millions, unless otherwise specified								8 Months Ended	12 Months Ended		8 Months Ended	12 Months Ended		4 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Total Share [Member]	Dec. 31, 2011 Total Share [Member]	Dec. 31, 2012 Company Share [Member]	Dec. 31, 2011 Company Share [Member]	Dec. 31, 2010 Successor [Member] Total Share [Member]	Dec. 31, 2012 Successor [Member] Total Share [Member]	Dec. 31, 2011 Successor [Member] Total Share [Member]	Dec. 31, 2010 Successor [Member] Company Share [Member]	Dec. 31, 2012 Successor [Member] Company Share [Member]	Dec. 31, 2011 Successor [Member] Company Share [Member]	Apr. 30, 2010 Predecessor [Member] Total Share [Member]	Apr. 30, 2010 Predecessor [Member] Company Share [Member]
Equity method investment summarized financial information income statement [Abstract]
Revenues								$ 6,249	$ 10,961	$ 14,960	$ 2,248	$ 3,650	$ 4,915	$ 3,127	$ 989
Cost of sales								(5,622)	(9,916)	(13,335)	(2,042)	(3,328)	(4,441)	(2,699)	(869)
Gross profit								627	1,045	1,625	206	322	474	428	120
Net operating expenses								(169)	(258)	(375)	(55)	(91)	(131)	(82)	(29)
Operating income								458	787	1,250	151	231	343	346	91
Interest income								4	6	12	2	3	4	2	1
Interest expense								(151)	(306)	(260)	(43)	(76)	(71)	(43)	(13)
Foreign currency translation								5	74	(6)	(1)	21	(6)	83	24
Income (loss) from equity investments								(2)	(9)	3	(3)	(2)	1	3	2
Income before income taxes								314	552	999	106	177	271	391	105
Provision for income taxes								(43)	(101)	(201)	(20)	(34)	(55)	(67)	(21)
Net income								271	451	798	86	143	216	324	84
Equity investments, other disclosures [Abstract]
Carrying value of equity investments	1,583	1,559	1,587
Net Assets	$ 1,523			$ 5,086	$ 5,172	$ 1,523	$ 1,497